Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (3,617,647)	$ (1,617,461)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	105,817	7,050
Issuance of common stock for compensation	55,478	407,635
Issuance of common stock for services	79,620	413,350
Depreciation expense	136,606	105,637
Bad debt expense	32,110
Gain on change in fair value of derivative liability	(61,051)
Loss on extinguishment of debt	38,889
Amortization of debt discounts	374,528	20,352
Amortization of right-of-use assets	83,725	97,586
Changes in operating assets and liabilities:
Accounts receivable	(40,959)	(15,878)
Inventories	58,902	(13,634)
Prepaid expenses and other current assets	(190,653)	60,733
Security deposits	(8,120)	3,229
Accounts payable and accrued expenses	(6,085)	163,552
Customer deposits	(1,150)	(5,175)
Operating lease liabilities	(113,901)	(76,465)
Net cash used in operating activities	(3,073,891)	(449,489)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(13,293)	(14,420)
Capitalized software additions	(388,338)
Net cash used in investing activities	(401,631)	(14,420)
CASH FLOWS FROM FINANCING ACTIVITIES
Net proceeds from issuance of related party note payable		250,373
Net proceeds from issuance of notes payable	45,000	614,300
Net proceeds from issuance of common shares and warrants in connection with a public offering	5,860,650
Repurchase of treasury stock	(22,145)
Repayments of related party note payable		(59,545)
Repayments of notes payable	(658,528)	(2,637)
Repayments of finance lease liabilities	(1,331)
Net cash provided by financing activities	5,223,646	802,491
NET CHANGE IN CASH AND CASH EQUIVALENTS	1,748,124	338,582
CASH AND CASH EQUIVALENTS
Beginning of the period	525,500	186,918
End of the period	2,273,624	525,500
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for interest	19,227	34,617
Cash paid for income taxes
NON-CASH INVESTING AND FINANCING ACTIVITIES
Forgiveness of related party note payable		300,000
Debt discount on related party note payable		16,627
Debt discounts on notes payable	10,556	101,248
Fair value of derivative liabilities recognized upon issuance of notes payable	38,000	238,000
Extinguishment of derivative liabilities upon settlement of notes payable	214,949
Financed purchase of property and equipment	10,976
Measurement of operating lease right-of-use assets and liabilities	$ 489,670	$ 36,875